Costs and Expenses by Nature - Disclosure of Cost and Expenses By Nature (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost and expenses by nature [Line items]
Other taxes	$ 670	$ 1,789	$ 675
Tax Settlement Program [member]
Disclosure of cost and expenses by nature [Line items]
Other taxes		$ 883